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UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21726

Pope Family of Funds

Exact name of registrant as specified in charter)

5100 Poplar Avenue Suite 805 Memphis TN	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)
Registrant’s telephone number, including area code:	877 244.6235

Date of fiscal year end:	04/28/2006

Date of reporting period:	07/01/2005 to 06/30/2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

(a).	The name of the issuer of the portfolio security;

(b).	The exchange ticker symbol of the portfolio security;

(c).	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).	The shareholder meeting date;

(e).	A brief identification of the matter voted on;

(f).	Whether the matter was proposed by the issuer or by a security holder;

(g).	Whether the Registrant cast its vote on the matter;

(h).	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).	Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pope Family of Funds

By (Signature and Title)*	/s/ Stephen L. Parr
Stephen L. Parr, President
Date	July 20, 2006

* Print the name and title of each signing officer under his or her signature.

Pope Family of Funds
exhibit A
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt
CNOOC, LTD	CEO	126132109	12/31/2005	Re-Elect Mr. Fu Chengyu As Executive Director	Issuer	Yes	FOR	FOR
				Re-Elect Mr. Wu Guangqi As Executive Director	Issuer	Yes	FOR	FOR
				Re-Elect Mr. Tse Hau Yin, Aloysisus as Independent Non-Executive Director	Issuer	Yes	FOR	FOR
				Authorize the Board to Determine the Remuneration of the Directors, Subject to A Limit of HK$ 20,000,000	Issuer	Yes	AGAINST	AGAINST
				Approve Amendment to Article 89 (A) of the Articles of Association of the Company	Issuer	Yes	FOR	FOR

COMTECH GROUP, INC	COGO	205821200	12/15/2005	Ratification of the Appointment of Deloitte Touche Tohmatsu As Independent Auditors	Issuer	Yes	FOR	FOR

ELONG, INC.	LONG	290138205	12/14/2005	Ratify the Selection of KPMG as the Company's Independent Public Accountants for Fiscal Year Ending Dec. 31, 2005	Issuer	Yes	FOR	FOR
				Director's nominees: Justin Tang, Martin Pompadur, David Goldhill, Thomas Gurnee, Xiaojian Zhong, Barney Harford, Michael Doyle Dermot Halpin, Cameron Jones, Arthur Hoffman, Vilhelm Kjellberg	Issuer	Yes	FOR	FOR

NINETOWNS DIGITAL WORLD TRD HLDG LTD	NINE	654407105	12/2/2005
Authorize the B.O.D. of the company to appoint, without further ratification, D&T Tohmatsu as the Company's independent auditor for fiscal year ending Dec. 31, 2005 and to fix the remuneration of D&T Tohmatsu for such services
					Issuer	Yes	FOR	FOR
				Adopt the Audited Statement of Accounts & Report of the Auditors for Fiscal Year 12/31/04	Issuer	Yes	FOR	FOR
				Approve Board's Compensation for Fiscal Year Ended 12/31/04 and Delegate Authority to the Compensation Committee of the Board to Fix the Remuneration of the Board for Fiscal Year Ending 12/31/05.	Issuer	Yes	FOR	FOR
				Approve and Adopt Amendments to the 2004 Share Option Plan	Issuer	Yes	AGAINST	AGAINST
				Approve and Adopt the 2006 Share Incentive Plan	Issuer	Yes	AGAINST	AGAINST

CNOOC LTD	CEO	126132109	12/31/2005	Approve the Supplemental Agreement in Relation to Certain Amendments to the Existing Non-Compete Undertaking	Issuer	Yes	FOR	FOR
				Approve the Revised Cap for the "Technical Services" Category of Continuing Connected Transactions	Issuer	Yes	FOR	FOR
				Approve the Non-Exempt Continuing Connected Transactions	Issuer	Yes	FOR	FOR
				Approve the Proposed Caps for Each Category of the Non-Exempt Continued Connected Transactions	Issuer	Yes	FOR	FOR
				Approve Termination of the Existing Share Option Scheme of the Company and Adoption of the New Share Option Scheme	Issuer	Yes	FOR	FOR

SINOPEC SHANGHAI PETROCHEMICAL CO. LTD	SHI	82935M109	1/24/2006
Approval to be given to the company to issue, in one or multiple tranches, short-term commercial papers with a maximum aggregate principal amount of rmb 2 billion or any such maximum amount as approved by the people's bank of china pursuant to the administrative measures on short-term commercial papers, all as more fully described in the proxy statement.
					Issuer	Yes	FOR	FOR

An unconditional general mandate to be given to the board of any 2 or more directors of the company to determine the terms and conditions and any relevant matters in relation to the issue of the short-term commercial papers in view of the financing needs o the company and the market conditions, all as more fully described in the proxy statement.
					Issuer	Yes	FOR	FOR

GUANSHEN RAILWAY COMPANY LTD	GSH	40065W107	1/20/2006	S1 - special resolution to approve the A Share issue	Issuer	Yes	AGAINST	AGAINST
				Ordinary resolution: to authorize the board to handle all matters in connection with the A Share issue	Issuer	Yes	AGAINST	AGAINST

GUANSHEN RAILWAY COMPANY LTD	GSH	40065W107	1/20/2006	H1 - special resolution to approve the A Share issue	Issuer	Yes	FOR	FOR

THE9 LTD	NCTY	88337K104	12/8/2005	Resolution as set out in Paragraph 1 of the Notice of Annual General Meeting	Issuer	No	NA	NA

CHINA SOUTHERN AIRLINES COMPANY	ZNH	169409109	12/16/2005	The retirement of Liu Ming QI as a director of the company be and is hereby unconditionally approved	Issuer	Yes	FOR	FOR
				The retirement of Wu Rong Nan as a director of the company be and is hereby unconditionally approved	Issuer	Yes	FOR	FOR

The resignation of Simon To as an independent non-executive director of the company, because he has held the office of independent for the maximum period of 6 years as allowed under the company' articles of association be and is hereby unconditionally approved.
					Issuer	Yes	FOR	FOR

The original article 120 of the articles of association be replaced by the following provision: "Article 120: The company shall have a Board of Directors. The directors shall consist of twelve (12) directors. The directors shall have one (1) chairman, two (2) vice-chairmen." and that the directors be and is hereby authorized to make changes to the regulations."
					Issuer	Yes	FOR	FOR

CHINA SOUTHERN AIRLINES COMPANY	ZNH	169409109	12/16/2005
That the entering into of the aircraft acquisition agreement dated 8, August, 2005 between the Boeing company, a Company incorporated in the State of Delaware of the United States as vendor and Xiamen Airlines Company, Ltd. As purchaser and the acquisition of three Boeing B787 aircraft, upon the terms and subject to the conditions therein, be and are hereby approved
					Issuer	Yes	FOR	FOR

That the entering into of the aircraft acquisition agreement dated 30, August, 2005 between the Boeing company, a Company incorporated in the State of Delaware of the United States as vendor and the Company as purchaser and the acquisition of ten Boeing B787 aircraft, upon the terms and subject to the conditions therein, be and are hereby approved
					Issuer	Yes	FOR	FOR

That the entering into of the aircraft acquisition agreement dated 6, September, 2005 between Airbus SNC, a Company incorporated in the Toulouse as vendor and the Company as purchaser and the acquisition of ten Airbus A330 aircraft, upon the terms and subject to the conditions therein, be and are hereby approved
					Issuer	Yes	FOR	FOR
				The removal of Peng an Fa as a director of the company be and is hereby approved	Issuer	Yes	FOR	FOR
				The retirement of Zhou Yong Jin as director of the company, be and is hereby approved.	Issuer	Yes	FOR	FOR

HUANENG POWER INTERNATIONAL, INC	HNP	443304100	1/18/2006	Proposal regarding change of supervisor - to appoint Mr. Guo Junming as supervisor	Issuer	Yes	FOR	FOR

To approve that (i) an approval to be given to the Company to issue within the PRC asset-backed debt financing products of a principal amount up to RMB15 billion (in either one or multiple tranches) within 15 months from the date on which shareholders' approval is obtained; (ii) an unconditional general mandate to be given to the Company's board of directors or any two or more directors to determine the terms and conditions and other relevant matters in relation to the respective tranches of the issue of asset-backed debt financing products in accordance with the need of the Company and the market conditions, including but not limited to the final principal amount of the asset-backed debt financing products to be issued and the term thereof within the prescribed scope as set out in (i) above, the execution of all necessary legal documents, and the conduct of appropriate information .disclosures.
					Issuer	Yes	FOR	FOR

To approve that (i) an approval to be given to the Company to issue within the PRC short-term debentures of a principal amount up to RMB5 billion (in either one or multiple tranches) within 12 months from the date on which shareholders' approval is obtained; (ii) an unconditional general mandate to be given to the Company's board of directors or any two or more directors to determine the terms and conditions and other relevant matters in relation to the respective tranches of the issue of short-term debentures in accordance with the need of the Company and the market conditions, including but not limited to the final principal amount of the short-term debentures to be issued and the term thereof within the prescribed scope as set out in (i) above, the execution of all necessary legal documents, and the conduct of appropriate information disclosures.
					Issuer	Yes	FOR	FOR

BRILLIANCE CHINA AUTOMOTIVE HLDGS, LTD	CBA	10949Q105	2/10/2006
1A To confirm and approve the entering into of the framework agreements dated 16 December 2005 (the “Framework Agreements”) in respect of the continuing connected transactions (the “Continuing Connected Transactions”) to be entered into between the Company and its subsidiaries and connected persons of the Company and to approve the entering into of the Continuing Connected Transactions pursuant to the Framework Agreements;
					Issuer	Yes	FOR	FOR
				1B Subject to the passing of the resolution numbered 1 (a), to approve the proposed annual caps of the Continuing Connected Transactions; and	Issuer	Yes	FOR	FOR

1C Subject to the passing of the resolutions numbered 1 (a) and (b), to authorize the directors of the Company to take such actions and to enter into such documents as are necessary to give effect to the Continuing Connected Transactions.
					Issuer	Yes	FOR	FOR

2A To confirm and approve the guarantee agreement dated 16 December 2005 between Shenyang XingYuanDong Automobile Component Co., Ltd. and Shenyang Brilliance JinBei Automobile Co., Ltd. in relation to the provision of cross guarantee for banking facilities of the other party up to RMB350 million for a period of one year from 1 January 2006 to 31 December 2006 and to authorize the directors of the Company to take such actions as are necessary to give effect to the cross guarantee; and
					Issuer	Yes	AGAINST	AGAINST

2B To confirm and approve the guarantee agreement dated 16 December 2005 between Shenyang XingYuanDong Automobile Component Co., Ltd. and Shenyang JinBei Automotive Company Limited in relation to the provision of cross guarantee for banking facilities of the other party up to RMB385 million for a period of one year from 1 January 2006 to 31 December 2006 and to authorize the directors of the Company to take such actions as are necessary to give effect to the cross guarantee.
					Issuer	Yes	FOR	FOR
				3 To re-elect Mr. Qi Yumin as a director of the Company and to authorize the board of directors of the Company to fix the remuneration of Mr. Qi Yumin.	Issuer	Yes	AGAINST	AGAINST

GUANSHEN RAILWAY COMPANY LTD	GSH	40065W107	3/3/2006	To approve, confirm and ratify the New Services Agreements and to authorize the directors of the Company to do all such acts and things to give effect to the terms of the New Services Agreements.	Issuer	Yes	FOR	FOR
				To approve the proposal regarding the sharing of undistributed retained profits between the existing and the new shareholders of the Company.	Issuer	Yes	AGAINST	AGAINST

TOM ONLINE INC.	TOMO	889728200	5/12/2006	To receive and consider the audited financial statements and the reports of the directors and auditors for the year ended 12/31/05	Issuer	Yes	FOR	FOR
				To reappoint Pricewaterhousecoopers as auditors and authorize the Board of Directors to fix their remuneration	Issuer	Yes	FOR	FOR

To grant a general mandate to the directors to allot, issue and deal with additional shares not exceeding 20% of the aggregate nominal amount of the issued share capital of the company at the date of passing of the resolution
					Issuer	Yes	FOR	FOR
				To grant a general mandate to the directors to repurchase shares not exceeding 10% of the aggregate nominal amount of the issued share capital of the company at the date of passing this resolution.	Issuer	Yes	FOR	FOR

To extend the general mandate granted to the directors to allot issue and deal with additional shares by the amount representing the aggregate nominal amount of the share capital of the company repurchased by the company.
					Issuer	Yes	FOR	FOR
				To approve the refreshment of 10% limit on the grant of options under the share option scheme of the company.	Issuer	Yes	FOR	FOR

Director's nominees: Mr. Frank John Sixt, Ms. T. Mei Kuen, Tommei, Mr. Wang Lei Lei, Mr. Jay Kenneth Chang, Mr. P. Andre Schloss, Ms. Feng Jue, Elaine, Mr. Fan Tai, Mr. Wu Yun, Mr. Kwong Che Keun, Mr. Ma Wei Hua, Dr. Lo Ka Shui, M. Sock Fun, Angela
					Issuer	Yes	FOR	FOR

ALUMINUM CORPORATION OF CHINA LIMITED	ACH	22276109	5/10/2006	To consider and approve the Report of the Directors of the Company for the year ended December 31, 2005
				To consider and approve the Report of the Supervisory Committee of the Company for the year ended December 31, 2005	Issuer	Yes	FOR	FOR
				To consider and approve the report of the international auditors and the audited financial statements of the Group and the Company for the year ended December 31, 2005	Issuer	Yes	FOR	FOR

To consider and approve the proposed profit distribution plan and the final dividend distribution plan of the Company for the year ended December 31, 2005 and to authorize the Board of Directors of the Company to distribute such dividend to its shareholders
					Issuer	Yes	FOR	FOR
				To consider and determine the remuneration of the Directors and Supervisors of the Company for the year ending December 31, 2006	Issuer	Yes	FOR	FOR

To consider and approve the appointment of PricewaterhouseCoopers, Hong Kong Certified Public Accountants, and PricewaterhouseCoopers Zhong Tian CPAs Limited Company (Chinese Character) as the Company's international and PRC auditors, respectively, to hold office until the conclusion of the following annual general meeting, and to authorize the audit committee of the Board of Directors of the Company to determine their remuneration
					Issuer	Yes	FOR	FOR
				To consider and approve proposals (if any) put forward at such meeting by any shareholder(s) holding 5 per cent or more of the shares carrying the right to propose resolutions at such meeting	Issuer	Yes	FOR	FOR
				S8 Approve by way of of special resolution that the company be authorized to issue the proposed short-term bonds and matters incidental to such authorization.	Issuer	Yes	FOR	FOR
				S9 Approve all relevant resolutions and authorizations of the proposed issue of A Shares passed at the 2004 Annual Meeting	Issuer	Yes	FOR	FOR
				S10 Approve by way of special resolution the proposed amendments to the Articles of Association of the Company	Issuer	Yes	FOR	FOR
				S11 Approve the resolution referred to as Special Resolution Numbered 11 set out in the Notice of Annual General Meeting	Issuer	Yes	FOR	FOR

PETROCHINA COMPANY LTD	PTR	71646E100	5/26/2006	To consider and approve the report of the Board of Directors of the company for the year 2005	Issuer	Yes	FOR	FOR
				To consider and approve the report of the Supervisory Committee of the company for the year 2005	Issuer	Yes	FOR	FOR
				To consider and approve the audited financial statements of the company for the year 2005	Issuer	Yes	FOR	FOR
				To consider and approve the declaration and payment of the final dividend for the year ended 12/31/05	Issuer	Yes	FOR	FOR
				Approve the authorization of the Board of Directors to determine the distribution of interim dividend for the year 2006	Issuer	Yes	FOR	FOR

Appointment of Pricewaterhousecoopers, as the international auditors of the company and Pricewaterhousecoopers Zhong Tian CPAs company limited as the domestic auditors of the company, for the year 2006 and to fix their remuneration
					Issuer	Yes	FOR	FOR
				To consider and approve the re-election of Mr. Franco Bernabe as an independent non-executive director of the company	Issuer	Yes	FOR	FOR
				Authorize the Board of Directors to issue allot and deal with additional domestic shares and overseas listed foreign shares.	Issuer	Yes	FOR	FOR
				To consider and approve other matters if any	Issuer	Yes	FOR	FOR

CNOOC LIMITED	CEO	126132109	5/24/2006	To receive and consider the audited accounts for the year ended 12/31/05 together with the reports of the directors and the auditors thereon.	Issuer	Yes	FOR	FOR
				To declare a final dividend for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				To authorize the Board of Directors to fixed the remuneration of each of the directors.	Issuer	Yes	FOR	FOR
				To re-appoint the company's auditors and to authorize the Board of Directors to fixed their remuneration.	Issuer	Yes	FOR	FOR
				To grant a general mandate to the directors to repurchase shares in the capital of the company.	Issuer	Yes	FOR	FOR
				To grant a general mandate to the directors to allot, issue and deal with additional shares in the capital of the company	Issuer	Yes	FOR	FOR
				To extend the general mandate granted to the directors to allot, issue and deal with shares by the number of shares repurchased	Issuer	Yes	FOR	FOR
				Directors' nominees: Mr. Zhou Shouwei; Mr. Evert Henkes; Mr. Cao Xinghe; Mr. Wu Zhenfang; Mr. Yan Hua; Prof. Lawrence J. Lau; Dr. Edgar W. K. Cheng	Issuer	Yes	FOR	FOR

CHINA UNICOM LIMITED	CHU	16945R104	5/12/2006	To receive and consider the financial statements and the reports of the directors and of the auditors for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				To declare a final dividend for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				To authorize the directors to fix remuneration of the directors for the year ending 12/31/06.	Issuer	Yes	FOR	FOR
				To reappoint Pricewaterhousecoopers as auditors, and to authorize the directors to fix their remuneration for the year ending 12/31/06.	Issuer	Yes	FOR	FOR
				To grant a general mandate to the directors to repurchase shares in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital.	Issuer	Yes	FOR	FOR
				To grant a general mandate to the directors to issue, allot and deal with additional shares in the company not exceeding 20% of the existing issued shared capital.	Issuer	Yes	AGAINST	AGAINST
				To extend the general mandate granted to the directors to issue, allot and deal with shares by the number of shares repurchased.	Issuer	Yes	FOR	FOR
				Directors' nominees: Mr. Chang Xiaobing, Mr. Tong Jilu, Ms. Li Jianguo, Mr. Yan Xiaowei, Mr. Li Zhengmao,Mr. Li Gang, Mr. Zhang Junan, Mr. L Jianguo, Mr. C. Wing Lam, Mr. Won Wai Ming	Issuer	Yes	FOR	FOR

CHINA TELECOM CORPORATION	CHA	169426103	5/23/2006	Approve the consolidated fin. Statements, the report of the Board, the supervisory committee and international auditors	Issuer	Yes	FOR	FOR
				Approve the profit distribution proposal and the declaration and payment of a final dividend for the year ended 12/31/05	Issuer	Yes	FOR	FOR
				Reappointment of KPMG and KPMG Huazhen as the international and domestic auditors of the company and fix their remuneration	Issuer	Yes	FOR	FOR
				Approve Mr. Wei Leping's resignation from the position as an executive director of the company	Issuer	Yes	FOR	FOR
				Approve the company's issue of short-term commercial paper before end of October 2006	Issuer	Yes	FOR	FOR

Authorize the Board to: (a) determine the specific terms, conditions and other matters of the issue; (b) do all such acts which are necessary and incidental to the issue; (c ) take all such steps which are necessary for executing the issue.
					Issuer	Yes	FOR	FOR
				Authorize the Board of Directors to issue, allot and deal with additional shares in the company.	Issuer	Yes	AGAINST	AGAINST
				Authorize the B.O.D. to increase the registered capital and amend the articles of association of the company.	Issuer	Yes	AGAINST	AGAINST

CHINA MOBILE (HONG KONG) LIMITED	CHL	16941M109	5/18/2006	Receive and consider the audited financial statements and the reports of the directors and auditors for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				Declare a final dividend for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				To re-appoint Messrs. KPMG as auditors and to authorize the directors to fix their remuneration.	Issuer	Yes	FOR	FOR
				Give a general mandate to the directors to repurchase shares in the company not exceeding 10% of the aggregate nominal amount of the existing issued share capital.	Issuer	Yes	FOR	FOR
				Give a general mandate to the directors to issue, allot and deal with additional shares in the company not exceeding 20% of the aggregate nominal amount of the existing issue share capital.	Issuer	Yes	AGAINST	AGAINST
				Extend the general mandate granted to the Directors to issue allot and deal with shares by the number of shares repurchased.	Issuer	Yes	FOR	FOR
				To approve the change of name of the company.	Issuer	Yes	FOR	FOR
				Directors' nominees: Lu Xiangdong, Xue Taohai, Sha Yuejia, Liu Aili, Xin Fanfei, Xu Long, Lo Ka Shui, Moses Cheng Mo Chi	Issuer	Yes	FOR	FOR

SOHU.COM INC.	SOHU	83408W103	6/9/2006	Approval of the amendment to Shohu's 2000 Stock Incentive Plan.	Issuer	Yes	ABSTAIN	ABSTAIN
				Appointment of Pricewaterhousecoopers Zhon Tian CPAs Ltd Company as Independent Auditors	Issuer	Yes	FOR	FOR
				Directors' nominees: Dr. Edward B. Robers, Ms. Mary Ma	Issuer	Yes	FOR	FOR

CHINA PETROLEUM & CHEMICAL CORPORATION	SNP	16941R108	5/24/2006	To consider and approve the report of the 2nd Session of the Board of Directors of Sinopec Corp. (including the report of the Board of Directors of Sinopec Corp. for the year 2005).	Issuer	Yes	FOR	FOR
				To consider and approve the report of the 2nd Session of the Supervisory Committee of Sinopec Corp. (including the report of the Supervisory Committee of Sinopec Corp. for the year 2005).	Issuer	Yes	FOR	FOR
				To consider and approve the audited accounts and audited consolidated accounts of Sinopec Corp. for the year ended 31 December 2005	Issuer	Yes	ABSTAIN	ABSTAIN
				To consider and approve Plan for Profit Appropriation and the Final Dividend of Sinopec Corp. for the year ended 31 December 2005.	Issuer	Yes	FOR	FOR
				To appoint the PRC and international auditors, respectively, of Sinopec Corp. for the year 2006 and to authorize the Board of Directors to determine their remuneration.	Issuer	Yes	FOR	FOR
				To elect the third session of supervisors of Sinopec corp. - Wang Zuoran	Issuer	Yes	ABSTAIN	ABSTAIN
				To elect the third session of supervisors of Sinopec corp. - Zhang Youcai	Issuer	Yes	ABSTAIN	ABSTAIN
				To elect the third session of supervisors of Sinopec corp. - Kang Xianzhang	Issuer	Yes	ABSTAIN	ABSTAIN
				To elect the third session of supervisors of Sinopec corp. - Zou Huiping	Issuer	Yes	ABSTAIN	ABSTAIN
				To elect the third session of supervisors of Sinopec corp. - Li Yonggui	Issuer	Yes	ABSTAIN	ABSTAIN

To consider and approve the Service Contracts between Sinopec Corp. and Directors of the Third Session of the Board Directors and Supervisors of the Third Session of the Supervisory Committee (including emoluments provisions). Details of the Service Contracts are available in the circular to the H shareholders and also available at the website of the Shanghai Stock Exchange (http://www.sse.com.cn).
					Issuer	Yes	AGAINST	AGAINST

To consider and approve resolutions regarding continuing connected transactions for 2007 to 2009: Approve major continuing connected transactions, amendments of agreements, non-major continuing connected transactions and caps for major continuing connected transactions and authorize the Board of Directors of Sinopec Corp. to, at its discretion, take any other action or issue any other documents necessary to implement the major continuing connected transactions and supplemental agreements for connected transactions; Details of the continuing connected transactions are contained in the circular to the H shareholders and are also available at the website of the Shanghai Stock Exchange (http://www.sse.com.cn).
					Issuer	Yes	FOR	FOR

To consider and approve resolutions regarding the proposed issuance of commercial paper: The issue as commercial paper based on prevailing market terms and comparable commercial papers issued in the PRC. The maximum amount of the commercial paper shall not exceed 10% of the latest audited amount of the net assets at the time of the issue. The effective period of the approval shall commence from the date on which the resolution is approved at 2005 AGM by shareholders and end on the completion of the 2006 AGM. The Chairman shall be authorized to determine matters relevant to the issue of the commercial paper based on the needs of Sinopec Corp. and market conditions;
					Issuer	Yes	FOR	FOR

To approve the proposed amendments to the Articles of Association and its schedules of Sinopec Corp. and to authorize the Secretary to the Board of Directors to, on behalf of Sinopec Corp., deal with all applications, filings, registrations and recording relevant to the proposed amendments to the Articles of Association and its schedules.
					Issuer	Yes	FOR	FOR
				Director's Nominees: Chen Tonghai, Zhou Yuan, Wang Tianpu, Zhang Jianhua, Wang Zhigang, Dai Houliang, Fan Yifei, Yao Zhongmin, Shi Wanpeng, Liu Zhongli, Li Deshui	Issuer	Yes	FOR	FOR

ACTIONS SEMICONDUCTORS CO. LTD.	ACTS	00507E107	5/26/2006	Creation of a classified Board of Directors and Appointment of the Directors	Issuer	Yes	FOR	FOR

SINOPEC SHANGHAI PETROCHEMICAL	SHI	82935M109	6/15/2006	To consider and approve the 2005 Report of the Directors of the Company	Issuer	Yes	FOR	FOR
				To consider and approve the 2005 Report of the Supervisory Committee of the Company	Issuer	Yes	FOR	FOR
				To consider and approve the 2005 Audited Statement of Accounts and the 2006 Budget of the Company	Issuer	Yes	FOR	FOR
				To consider and approve the 2005 Profit Appropriation Plan of the Company	Issuer	Yes	FOR	FOR

To consider and approve the re-appointment of KPMG Huazhen as the Company’s domestic auditors for the year 2006 and KPMG as the Company’s international auditors for the year 2006, and to authorize the Directors to fix their remuneration;
					Issuer	Yes	FOR	FOR
				To approve the resignation of the following people as members of the fifth session of the BOD of the company: Wu Haljun and Gao Jinping. Election of directors to vote cumulatively please see attached.	Issuer	Yes	FOR	FOR
				To consider and, if thought fit, pass the Amendments to the Company’s Articles of Associations and its appendices as special resolution	Issuer	Yes	ABSTAIN	ABSTAIN

CHINA LIFE INSURANCE COMPANY LTD	LFC	16939P106	6/16/2006	To review and approve the report of the BOD of the company for year 2005.	Issuer	Yes	FOR	FOR
				To review and approve the report of the supervisory committee of the company for year 2005.	Issuer	Yes	FOR	FOR
				To review and approve the audited financial statements and the auditors' report for the year ended 12/31/2005	Issuer	Yes	FOR	FOR
				To review and approve the recommendation for a final divided.	Issuer	Yes	FOR	FOR
				To authorize the BOD to determine the remuneration of the directors and supervisors	Issuer	Yes	ABSTAIN	ABSTAIN
				To re-appoint Pricewaterhousecoopers, certified public accountants as the PRC auditors and international auditors, and to authorize the BOD to determine their remuneration.	Issuer	Yes	FOR	FOR
				To amend the articles of association of the company	Issuer	Yes	ABSTAIN	ABSTAIN

To give a general mandate to the BOD to issue, allot and deal with additional domestic shares and overseas listed foreign shares of the company not exceeding 20% of each of the aggregate nominal of the domestic shares.
					Issuer	Yes	ABSTAIN	ABSTAIN

				Director's Nominees: Yang Chao, Wuy Yan, Shi Guoqing, Long Yongtu, Chau Tak Hay, Sun Shuyi, Cai Rang, Ma Yongwei, Wan Feng, Zhuang Zuojin, Xia Zhihua, Wu Weimin, Tian Hui	Issuer	Yes	FOR	FOR

NAM TAI ELECTRONICS	NTE	629865205	6/9/2006	Approval of the appointment of deloitte touche tohmatsu as independent public accountants of the company for the year ending 12/31/06.	Issuer	Yes	FOR	FOR
				Approval of the adoption of a new stock option plan of the company covering options to purchase up to 2 million common shares of the company.	Issuer	Yes	AGAINST	AGAINST
				Director's Nominees: Charles Chu, Peter Kellogg, Ming Kown Koo, William Lo, Stephen Seung, Mark Waslen	Issuer	Yes	FOR	FOR

QIAO XING UNIVERSAL TELEPHONE	XING	G7303A109	6/8/2006
Ratify and approve the securities purchase agreement dated as of April 27, 2006 and all transactions contemplated thereby including the issuance of $40,000,000 of senior convertible notes and the issuance of common stock purchase warrants to investors and our placement agent.
					Issuer	Yes	ABSTAIN	ABSTAIN

YANZHOU COAL MINING COMPANY LTD	YZC	984846105	6/28/2006	Consider and approve the working report of the BOD of the company for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				Consider and approve the working report of the supervisory committee of the company for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				Consider and approve the audited financial statements of the company as at and for the year ended 12/31/05.	Issuer	Yes	FOR	FOR
				Consider and approve the proposed profit distribution plan and cash dividend and special cash dividend distribution plans, and to authorize the Board to distribute such dividends.	Issuer	Yes	FOR	FOR
				Determine the remuneration of the directors and supervisors of the company for the year ending 12/31/06.	Issuer	Yes	ABSTAIN	ABSTAIN
				Approve the appointment of Deloitte Touch eTohmatsu and Deloitte Touche Tohmatsu CPAs Ltd. As the company's international and domestic auditors for the year 2006 and to fix the remuneration.	Issuer	Yes	FOR	FOR
				Consider and approve the amendments to the articles of association of the company proposed by the Board.	Issuer	Yes	ABSTAIN	ABSTAIN
				Approve the amendments to the rules of procedure for the shareholders' meeting of Yanzhou coal mining company ltd.	Issuer	Yes	ABSTAIN	ABSTAIN
				Approve the proposed amendments to the rules of procedure for the directors of Yanazhou coal mining company ltd.	Issuer	Yes	ABSTAIN	ABSTAIN
				Approve the proposed amendments to the rules of procedure for the supervisory committee of yanzhou coal mining company limited.	Issuer	Yes	ABSTAIN	ABSTAIN

Approve (a) the Board is mandate to issue, allot and deal with additional H shares, (b) "H shares" means the overseas listed foreign invested shares, and ( c ) the directors resolving to issue shares pursuant to subparagraph (a) of this resolution.
					Issuer	Yes	ABSTAIN	ABSTAIN

LINKTONE LTD	LTON	535925101	6/29/2006	Elect the following Class II Director until the 2009 Annual General Meeting of Shareholders: Elain La Roche	Issuer	Yes	FOR	FOR
				Elect the following Class II Director until the 2009 Annual General Meeting of Shareholders: Thomas Hubbs	Issuer	Yes	FOR	FOR
				Elect the following Class II Director until the 2009 Annual General Meeting of Shareholders: Michael Guangxin Li	Issuer	Yes	FOR	FOR
				Ratify the appointment of PWC Zhong Tian CPAs Ltd company as independent auditors of Linktone Ltd. For the fiscal year ending 12/31/06.	Issuer	Yes	FOR	FOR

CHINA SOUTHERN AIRLINES COMPANY LTD	ZNH	169409109	6/15/2006	Report of the directors of the company for the year 2005	Issuer	Yes	FOR	FOR
				Report of the supervisory committee of the company for the year 2005	Issuer	Yes	FOR	FOR
				Audited consolidated financial statements of the company for the year 2005	Issuer	Yes	FOR	FOR
				Profit distribution proposal for the year 2005	Issuer	Yes	ABSTAIN	ABSTAIN

Appoint KPMG a the international auditors of the company for the year 2006 and KPMG Huazhen as the PRC auditors of the company for the year 2006 and authorize the board to determine their remuneration.
					Issuer	Yes	FOR	FOR
				Appoint Mr. Tan Wan Geng as director of the company and authorize the Board to determine his remuneration.	Issuer	Yes	ABSTAIN	ABSTAIN
				Appoint Mr. Chen Zhen You as a director of the company and authorize the Board to determine his remuneration.	Issuer	Yes	ABSTAIN	ABSTAIN
				Approve resignation of Zhou Yong Qian as a director of the company.	Issuer	Yes	ABSTAIN	ABSTAIN

CHINA EASTERN AIRLINES CORPORATION	CEA	16937R104	6/28/2006	Approve the report of the BOD of the company for the year 2005.	Issuer	Yes	FOR	FOR
				To approve the report of the supervisory committee of the company for the year 2005.	Issuer	Yes	FOR	FOR
				To approve the audited financial statements and auditors reports for the year 2005.	Issuer	Yes	FOR	FOR

To approve the appointment of PWC Zhong Tian CPAs limited company as the company's PRC domestic auditors for the financial year ending 12/31/06 and the re-appointment of PWC, CPAs, as the company's international auditors, all as more fully described in the proxy statement
					Issuer	Yes	FOR	FOR

HUANENG POWER INTERNATIONAL, INC.	HNP	443304100	6/13/2006	Consider and approve the working report from the BODs of the company for year 2005.	Issuer	Yes	FOR	FOR
				Consider and approve the working report from the supervisory committee of the company for the year 2005.	Issuer	Yes	FOR	FOR
				Consider and approve the audited financial statements of the company for year 2005.	Issuer	Yes	FOR	FOR
				Consider and approve the profit distribution plan of the company for the year 2005.	Issuer	Yes	ABSTAIN	ABSTAIN
				Consider and approve the proposal regarding the appointment of the company's auditor for year 2006.	Issuer	Yes	FOR	FOR
				Consider and approve the proposal regarding the cash deposit placed with china huaneng financial corporation ltd.	Issuer	Yes	ABSTAIN	ABSTAIN
				Consider and approve the proposed amendments to the articles of association and its appendices.	Issuer	Yes	FOR	FOR

GUANGSHEN RAILWAY COMPANY LTD	GSH	40065W107	6/27/2006	Approve the termination of the engagement of Mr. Li Kelie as an executive director	Issuer	Yes	FOR	FOR
				Approve the appointment of Mr. Yang Yiping as an executive director	Issuer	Yes	FOR	FOR
				Approve the termination of the engagement of Mr. Hu Lingling as a non-executive director	Issuer	Yes	FOR	FOR
				Approve the appointment of Mr. Cao Jianguo as a non-executive director	Issuer	Yes	FOR	FOR
				Approve the termination of the engagement of Mr. Tang Dinghong as a supervisor	Issuer	Yes	FOR	FOR
				Approve the termination of the engagement of Mr. Chen Ruixing as a supervisor	Issuer	Yes	FOR	FOR
				Approve the termination of the engagement of Mr. Chen Yongbao as a supervisor	Issuer	Yes	FOR	FOR
				Approve the appointment of Ms. Li Jin as a supervisor	Issuer	Yes	FOR	FOR

SINA CORPORATION	SINA	G81477104	6/23/2006	Proposal to ratify the appointment of PWC Zhong Tian CPAs Ltd. Company as the independent auditors of the company.	Issuer	Yes	FOR	FOR
				Director's nominees: Yongi Duan, Yan Wang, Xiaotao Chen, Charles Chao, Hurst Lin	Issuer	Yes	FOR	FOR

TELESTONE TECHNOLOGIES CORP	TST	87953J102	7/10/2006	Director's nominees: Han Daqing, Luo Zhngbin, Zhu Lian, Xu Yunxiao, Zhao Peng, Zhang Xingang, Chen Xuefeng	Issuer	Yes	WITHHOLD	AGAINST

SUN NEW MEDIA	SNMD	86681W104	6/29/2006	Approve the reincorporation of the company in the state of delaware, related changes in the rights of shareholders and indemnity agreement to be entered into by the company and its directors	Issuer	Yes	FOR	FOR
				Director's Nominees: Bruno Wu, Yu Bing, Herbert Koiber, Kay Koplovitz, John Zongyang, Yang Qi, William Adamopolos, Mark Newburg	Issuer	Yes	FOR	FOR